Lease - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lease
Lease term	12 months	12 months
Weighted Average Remaining Lease Term	4 years 2 months 12 days	4 years 2 months 12 days	1 year 1 month 6 days
Weighted Average Discount Rate	3.61%	3.61%	5.60%
Operating Lease Cost	¥ 5,910	$ 810	¥ 8,029	¥ 9,002
Short Term Lease Cost	742	$ 102	231	331
Operating leases capitalized	¥ 0		¥ 0	¥ 0